ACCOUNTS AND OTHER RECEIVABLE, NET - Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Loss allowance - beginning	$ 2
Loss allowance - ending	6	$ 2
Accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Loss allowance - beginning	157	156
Add: increase in allowance	85	54
Deduct: bad debt write-offs	(79)	(47)
Foreign currency translation and other	(1)	(6)
Loss allowance - ending	$ 162	$ 157